FINANCE LEASE AND HIRE PURCHASE RECEIVABLES - Schedule of Finance Lease and Hire Purchase Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net investment in finance lease receivable [Abstract]
Net investment	£ 766	£ 982
Net investment in hire purchase receivable [Abstract]
Net investment	16,029	15,861
Electric vehicles
Net investment in finance lease receivable [Abstract]
Net investment	8	3
Net investment in hire purchase receivable [Abstract]
Net investment	578	430
Internal combustion engine vehicles
Net investment in finance lease receivable [Abstract]
Net investment	176	142
Net investment in hire purchase receivable [Abstract]
Net investment	10,817	10,713
Hybrid vehicles
Net investment in finance lease receivable [Abstract]
Net investment	5	3
Net investment in hire purchase receivable [Abstract]
Net investment	741	524
Other
Net investment in finance lease receivable [Abstract]
Net investment	577	834
Net investment in hire purchase receivable [Abstract]
Net investment	£ 3,893	£ 4,194